Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
                                      Inventories are summarized as follows:

	December 31
	2019	2018
	(Millions of yen)
Finished goods	367,332	393,820
Work in process	165,399	165,003
Raw materials	52,025	52,458

	584,756	611,281